Employee Benefit Plans - Schedule of Changes in the Benefit Obligations and Fair Value of Plan Assets (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 USD ($)
Pension Plans Canadian [Member]
Schedule of Changes in the Benefit Obligations and Fair Value of Plan Assets [Line Items]
Included in other long-term liabilities	$ 42,427
Included in other long-term assets	99,514
Pension Plans US [Member]
Schedule of Changes in the Benefit Obligations and Fair Value of Plan Assets [Line Items]
Included in other long-term liabilities		$ 2,662
Included in other long-term assets
Pension Plans Total [Member]
Schedule of Changes in the Benefit Obligations and Fair Value of Plan Assets [Line Items]
Included in other long-term liabilities	45,089
Included in other long-term assets	99,514
Other Post-employment Benefit Plans Canadian [Member]
Schedule of Changes in the Benefit Obligations and Fair Value of Plan Assets [Line Items]
Included in other long-term liabilities	22,890
Included in other long-term assets
Other Post-employment Benefit Plans US [Member]
Schedule of Changes in the Benefit Obligations and Fair Value of Plan Assets [Line Items]
Included in other long-term liabilities		3,371
Included in other long-term assets
Other Post-employment Benefit Plans Total [Member]
Schedule of Changes in the Benefit Obligations and Fair Value of Plan Assets [Line Items]
Included in other long-term liabilities	26,261
Included in other long-term assets
Plan Assets [Member] | Pension Plans Canadian [Member]
Schedule of Changes in the Benefit Obligations and Fair Value of Plan Assets [Line Items]
Included in other long-term liabilities			$ 41,540
Included in other long-term assets			99,554
Plan Assets [Member] | Pension Plans US [Member]
Schedule of Changes in the Benefit Obligations and Fair Value of Plan Assets [Line Items]
Included in other long-term liabilities				$ 2,993
Included in other long-term assets
Plan Assets [Member] | Pension Plans Total [Member]
Schedule of Changes in the Benefit Obligations and Fair Value of Plan Assets [Line Items]
Included in other long-term liabilities			44,533
Included in other long-term assets			99,554
Plan Assets [Member] | Other Post-employment Benefit Plans Canadian [Member]
Schedule of Changes in the Benefit Obligations and Fair Value of Plan Assets [Line Items]
Included in other long-term liabilities			22,394
Included in other long-term assets
Plan Assets [Member] | Other Post-employment Benefit Plans US [Member]
Schedule of Changes in the Benefit Obligations and Fair Value of Plan Assets [Line Items]
Included in other long-term liabilities				3,547
Included in other long-term assets
Plan Assets [Member] | Other Post-employment Benefit Plans Total [Member]
Schedule of Changes in the Benefit Obligations and Fair Value of Plan Assets [Line Items]
Included in other long-term liabilities			25,941
Included in other long-term assets